Share Capital and Share Premium - Summary of Shares (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Issued and fully paid:
266,010,256 (2019: 200,000,000) ordinary shares of US$0.0001 each	$ 27,000	$ 20,000
Ordinary Shares
Authorised:
500,000,000 ordinary shares of US$0.0001 each	50,000	50,000
Issued and fully paid:
266,010,256 (2019: 200,000,000) ordinary shares of US$0.0001 each	$ 27,000	$ 20,000